SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital Expenditure
Total capital expenditures	$ 2,418,200	$ 1,817,949
Operating segment | LaRonde mine
Capital Expenditure
Total capital expenditures	182,465	176,206
Operating segment | Canadian Malartic
Capital Expenditure
Total capital expenditures	470,137	320,103
Operating segment | Goldex
Capital Expenditure
Total capital expenditures	70,284	69,884
Operating segment | Meliadine
Capital Expenditure
Total capital expenditures	166,346	173,770
Operating segment | Meadowbank
Capital Expenditure
Total capital expenditures	152,134	96,137
Operating segment | Kittila
Capital Expenditure
Total capital expenditures	79,530	79,259
Operating segment | Detour Lake
Capital Expenditure
Total capital expenditures	578,057	502,756
Operating segment | Macassa
Capital Expenditure
Total capital expenditures	195,104	170,783
Operating segment | Fosterville
Capital Expenditure
Total capital expenditures	128,776	90,041
Operating segment | Pinos Altos
Capital Expenditure
Total capital expenditures	44,961	31,836
Operating segment | Exploration
Capital Expenditure
Total capital expenditures	316,218	103,180
Corporate and other
Capital Expenditure
Total capital expenditures	$ 34,188	$ 3,994